Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Nonvested at January 1, 2018 | shares	84,483
Shares, Granted | shares	31,827
Shares, Vested | shares	(38,237)
Shares, Forfeited | shares	(8,749)
Shares, Nonvested at December 31, 2018 | shares	69,324
Weighted Average Grant date Fair Value, Nonvested at January 1, 2018 | $ / shares	$ 11.16
Weighted Average Grant date Fair Value, Granted | $ / shares	11.73
Weighted Average Grant date Fair Value, Vested | $ / shares	10.11
Weighted Average Grant date Fair Value, Forfeited | $ / shares	11.93
Weighted Average Grant date Fair Value, Nonvested at December 31, 2018 | $ / shares	$ 11.91